Federated Utility Fund, Inc.

Class A Shares
Class B Shares
Class C Shares
Class F Shares
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Supplement to the Prospectuses dated April 30, 1997

     1. Please insert the following immediately following the section entitled "Repurchase Agreements" in your prospectus:

         "Convertible Securities

         Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

         Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it."

     2. Please replace the section entitled "Securities of Foreign Issuers" in your prospectus with the following:

         "Securities of Foreign Issuers.

         Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries.

         The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest in the utility and other securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems. (See "Risk Considerations in Developing Countries.")"

     3. On May 15, 1997, the Board of Directors approved a sub-advisory agreement between Passport Research Ltd. and Federated Global Research Corp. on behalf of the Fund, effective June 1, 1997. Accordingly, please delete the section entitled "Adviser's Background" from your prospectus and replace it with the following:

     "Adviser's Background. Passport Research Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. Federated Advisers is a subsidiary of Federated Investors. Edward D. Jones & Co. L.P. is the limited partner of the Adviser and has a 49.5% interest in the Adviser. Passport Research, Ltd. has also acted as investment adviser for Edward D. Jones & Co., Daily Passport Cash Trust since 1982. Employees of the Adviser are also employees of other advisers which are affiliates of Federated Investors.

     Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

         Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

         Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

         The Sub-Adviser is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

         Passport Research, Ltd., Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

     Linda A Duessel has been a portfolio manager for the Fund since April 1995. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Adviser since 1995. Ms. Duessel was an Assistant Vice President of the Adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Steven J. Lehman will be named a portfolio manager of the Fund effective July 1997. Mr. Lehman joined the Adviser in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

     Michael J. Donnelly has been a portfolio manager for the international sector of the Fund since June 1997. Mr. Donnelly joined Federated Investors in 1993 as an Investment Analyst and has been a Vice President of the Fund's Adviser since January 1997. Mr. Donnelly was an Assistant Vice President of the Adviser from 1995 to 1996, and served as Assistant Manager at Korea First Bank from 1991 to 1993. Mr. Donnelly
     received his Masters Degree in Management with a concentration   in
     international   business  and  finance  from   Northwestern University.

         The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties."

                                                               June 19, 1997





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Federated Utility Fund, Inc.

Class A Shares
Class B Shares
Class C Shares
Class F Shares
--------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated April 30, 1997

     1. Please replace the section entitled "Convertible Securities" with the following:

         "Convertible Securities

         DECS, or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

         PERCS, or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises."

     2. Please add the following immediately following the section entitled "Advisory Fees":

         "Sub-Adviser to the Fund

          The  Fund's   sub-adviser  is  Federated   Global   Research   Corp.
          (the "Sub-Adviser").

          Sub-Advisory Fees

          For its sub-advisory services, the Sub-Adviser receives an allocable portion of the Fund's advisory fee as described in the prospectus."

                                                    June 19, 1997